One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com MICHELLE WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

March 30, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). This registration statement on Form N-14 is being filed in connection with the reorganization of the Harbor Small Cap Growth Opportunities Fund (the “Target Fund”), a series of Harbor Funds, a Delaware statutory trust, with and into the Harbor Small Cap Growth Fund (the “Acquiring Fund”), a series of the Trust, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the registration statement.

This filing is being made pursuant to Rule 488 under the 1933 Act. The Registrant anticipates the registration statement going automatically effective on April 29, 2020.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 415.262.4544.

Sincerely,

/s/ Michelle Wong

Michelle Wong

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